Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, NY 10017

May 2, 2023

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY

Brighthouse Variable Annuity Account B

File Nos. 333-209058/811-08306

(Class VA (offered on and after May 2, 2016))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2023 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Supplement to the Prospectus and SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 13, 2023.

If you have any questions, please call the undersigned at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton
Dionne Sutton
Corporate Counsel
Brighthouse Life Insurance Company of NY